GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	May 31, 2026	Feb. 28, 2026	Nov. 30, 2025	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	May 31, 2026	May 31, 2025	Aug. 31, 2025	Aug. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 56,959,317						$ 56,959,317		$ 54,028,719	$ 39,401,857
Net loss	$ 1,078,217	$ 1,004,278	$ 1,038,715	$ 1,186,838	$ 1,272,988	$ 4,640,904	3,121,210	$ 7,100,730	14,968,005	26,315,396
Cash used in operating activities							$ 980,606	$ 900,095	$ 1,158,760	$ 939,775